Document and Entity Information	Apr. 05, 2016
Prospectus:
Document Type	497
Document Period End Date	Apr. 05, 2016
Registrant Name	UBS FUNDS
Central Index Key	0000886244
Amendment Flag	false
Document Creation Date	Apr. 05, 2016
Document Effective Date	Apr. 05, 2016
Prospectus Date	Oct. 28, 2015
UBS Municipal Bond Fund | Class A
Prospectus:
Trading Symbol	UMBAX
UBS Municipal Bond Fund | Class C
Prospectus:
Trading Symbol	UMBCX
UBS Municipal Bond Fund | Class P
Prospectus:
Trading Symbol	UMBPX